CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Total revenues	¥ 29,746,287,759	$ 4,272,786,888	¥ 25,042,613,341	¥ 26,472,943,454
Cost of revenues	(24,314,602,138)	(3,492,574,067)	(21,528,868,419)	(23,481,375,053)
Gross profit	5,431,685,621	780,212,821	3,513,744,922	2,991,568,401
Selling and marketing	(2,250,335,913)	(323,240,529)	(1,708,270,457)	(1,901,358,676)
General and administrative	(1,059,026,633)	(152,119,658)	(779,423,027)	(470,844,706)
Impairment of long-lived assets	(68,262,038)	(9,805,228)	(14,548,043)	0
Research and development	(324,434,526)	(46,602,104)	(366,576,571)	(294,102,790)
Total operating expenses	(3,702,059,110)	(531,767,519)	(2,868,818,098)	(2,666,306,172)
Income/(loss) from operations	1,729,626,511	248,445,302	644,926,824	325,262,229
Interest expenses, net	(391,582,064)	(56,247,244)	(295,692,041)	(245,529,598)
Subsidy income	63,016,966	9,051,821	52,176,462	147,916,764
Exchange gain/(loss) , net	8,808,559	1,265,270	33,681,095	(114,344,622)
Other income, net	17,873,433	2,567,358	25,817,059	59,646,911
Gain/(loss) on disposal of subsidiaries	19,935,109	2,863,499	(9,425,365)	257,070
Convertible senior notes issuance costs	(18,646,101)	(2,678,345)	0	0
Income before income taxes	1,251,186,211	179,721,652	407,375,203	148,875,037
Income tax expenses	(277,979,001)	(39,929,185)	(4,409,523)	(4,628,003)
Equity in (loss)/income of affiliated companies	(48,854,715)	(7,017,541)	2,609,853	(2,055,669)
Net income	924,352,495	132,774,926	405,575,533	142,191,365
Less: Net income/(loss) attributable to the non-controlling interests	25,690,269	3,690,176	(903,161)	485,676
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	¥ 898,662,226	$ 129,084,750	¥ 406,478,694	¥ 141,705,689
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per share
Basic | (per share)	¥ 5.31	$ 0.76	¥ 2.64	¥ 1.10
Diluted | (per share)	4.85	0.70	2.63	1.08
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per ADS-
Basic | (per share)	¥ 21.22	$ 3.05	¥ 10.56	¥ 4.40
Diluted	19.40	2.79	10.52	4.32
Weighted average ordinary shares outstanding
Basic	169,363,306	169,363,306	153,806,379	128,944,330
Diluted	166,567,757	166,567,757	154,704,166	131,687,230
Number of ordinary shares per ADS	4	4
Interest Rate Swap [Member]
Change in fair value of foreign exchange forward contracts	¥ (69,974,512)	$ (10,051,210)	¥ 9,701,051	¥ (16,122,313)
Foreign Exchange Forward Contract [Member]
Change in fair value of foreign exchange forward contracts	(78,283,526)	(11,244,725)	(44,089,700)	(8,211,404)
Third Party [Member]
Total revenues	29,592,010,063	4,250,626,284	23,586,834,523	24,791,272,869
Related Party [Member]
Total revenues	154,277,696	22,160,604	1,455,778,818	¥ 1,681,670,585
Convertible Senior Notes and Call Options [Member]
Change in fair value of foreign exchange forward contracts	(29,257,458)	(4,202,571)
Foreign exchange option [Member]
Change in fair value of foreign exchange forward contracts	¥ (330,706)	$ (47,503)	¥ (9,720,182)